Remaining Unsatisfied Performance Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Southland Holdings [Member]
Remaining Unsatisfied Performance Obligations	$ 2,973	$ 2,218